STOCKHOLDERS’ EQUITY / (DEFICIT) (Details Narrative)																	1 Months Ended									2 Months Ended		3 Months Ended		4 Months Ended			5 Months Ended	8 Months Ended	9 Months Ended	12 Months Ended
	May 01, 2025 USD ($) $ / shares shares	Apr. 01, 2025 $ / shares shares	Mar. 24, 2025 $ / shares shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) d $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) $ / shares shares	Nov. 25, 2024 USD ($) bbl $ / shares shares	Nov. 25, 2024 USD ($) Integer $ / shares shares	Nov. 25, 2024 USD ($) d $ / shares shares	Nov. 22, 2024 shares	Oct. 30, 2024 USD ($)	Jun. 30, 2024 shares	May 14, 2024 shares	Jan. 31, 2025 USD ($) $ / shares shares	Jan. 23, 2025 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 $ / shares shares	Apr. 30, 2024 $ / shares shares	Mar. 31, 2024 USD ($) bbl $ / shares shares	Oct. 31, 2023 $ / shares shares	May 20, 2025 USD ($) $ / shares shares	May 19, 2025 USD ($) shares	Mar. 31, 2025 USD ($) Integer Vote $ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Apr. 28, 2025 USD ($) $ / shares shares	Apr. 17, 2025 USD ($) $ / shares shares	Apr. 15, 2025 shares	Sep. 30, 2024 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) bbl $ / shares shares	Dec. 31, 2024 USD ($) Vote d $ / shares shares	Dec. 31, 2023 USD ($) bbl $ / shares shares	May 29, 2025 $ / shares shares	May 02, 2025 $ / shares shares	Apr. 30, 2025 shares	Feb. 28, 2025 $ / shares shares	Jan. 24, 2025 $ / shares shares	Nov. 21, 2024 $ / shares shares	Jul. 01, 2024 $ / shares shares	Apr. 01, 2024 shares	Feb. 29, 2024 shares	Oct. 30, 2023 shares	Oct. 29, 2023 shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 shares
Subsidiary, Sale of Stock [Line Items]
Reverse stock split																.57-for-1 reverse stock split
Underwriting discounts and commission | $																													$ 81,996								$ 262,896
Private placement of common warrants | $																																				$ 1,397,998
Payment for underwriting discounts and commission | $							$ 127,000
Percentage of beneficially own																				9.99%
Percentage of election of the holder																				9.99%
Warrants issued (in shares)																			796,176									915,383						796,176		796,176	116,928
Common stock, shares authorized																			70,000,000						10,000,000			70,000,000						70,000,000		70,000,000	10,000,000										3,000,000
Common stock, par value | $ / shares																			$ 0.0001						$ 0.0001			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Dividends declared | $ / shares																												$ 0								$ 0
Aggregate principal amount | $																			$ 3,758,595															$ 3,758,595		$ 3,758,595	$ 14,270,956
Common stock, shares issued																			5,273,611									6,921,564						5,273,611		5,273,611	381,484
Common stock, shares outstanding																			5,273,611									6,921,564						5,273,611		5,273,611	381,484
Authorized capital																75,000,000								10,000,000					10,000,000																70,000,000		10,000,000	3,000,000
Stock issued under ELOC agreement | $																												$ 1,679,810
Convertible conversion price | $ / shares																																										$ 1.10
Common stock, shares exchanged for warrants																				2,816,291
Warrants to purchase common stock																												10,725,485	2,259,812							6,428,594	2,691,509
Exercise price | $ / shares																																				$ 5.00
Subscription amount | $																			$ 24,495,000									$ 24,495,000						$ 24,495,000		$ 24,495,000
Number of barrels | bbl																								600													1,200
Preferred stock, shares outstanding																			494,840															494,840		494,840	0
Preferred stock, par value | $ / shares																			$ 0.0001									$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock issued | $																			$ 49															$ 49		$ 49
Options, granted (in shares)																												0	0
Exercisable, weighted averageremaining contractual term																												7 months 9 days								10 months 9 days	1 year 10 months 9 days
Stock-based compensation expense | $																																				$ 4,892,110	$ 18,594
Forfeited/Canceled/Expired (in shares)																												150								105,880	2,798
Granted (in shares)																																				234,525	14,015
Granted (in dollars per share) | $ / shares																																				$ 4.00	$ 157.89
Warrants, weighted-average remaining contractual term																												1 year 6 months 7 days								1 year 10 months 6 days
Deferred payroll expense | $																																				$ 848,908
Payment of deferred payroll expense | $																			457,730
Deferred payroll expense included in accrued liabilities | $																			391,179															391,179		391,179
Deferred compensation equity | $																			$ 1,894,615															$ 1,894,615		$ 1,894,615
Preferred stock, authorized shares																			5,000,000									5,000,000						5,000,000		5,000,000	0
Preferred stock, shares issued																			494,840															494,840		494,840	0
Weighted Average Expected Volatility														70.00%														70.00%								70.00%
Expected Dividends | $
Weighted Average Expected Term (in years)														5 years	5 years													5 years								5 years
Risk-Free Interest Rate														4.22%	4.08%													4.12%								4.22%
Incentive Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares																			$ 157.89									$ 157.89						$ 157.89		$ 157.89
Options, granted (in shares)																												0								0	0
Vesting period																												0 years								0 years
Options, excercisable period																												3 months								3 months
Number of years volumes of peer companies, used to calculate volatility																												5 years								5 years
Stock option plan, period in force																												10 years								10 years
Unrecognized compensation expense | $																			$ 0									$ 0						$ 0		$ 0
Exercisable, weighted averageremaining contractual term																												7 months 9 days								1 year 10 months 9 days
Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Forfeited/Canceled/Expired (in shares)																						105,360
Granted (in shares)																						2,500												11,064
Issued to settle (in shares)																						11,064
Granted (in dollars per share) | $ / shares																						$ 157.89												$ 157.89
Restricted stock unit expense | $																																				$ 2,684,995
RSU shares settled (in shares)																																				245,589
Restricted Stock Units (RSUs) [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																						180 days														180 days
Restricted Stock Units (RSUs) [Member] | Employees Directors Consultants [Member]
Subsidiary, Sale of Stock [Line Items]
Granted (in shares)																						234,525
Granted (in dollars per share) | $ / shares																						$ 4.00
Minimum [Member] | Incentive Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																												1 year								1 year
Minimum [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																												1 year								1 year
Maximum [Member] | Incentive Stock Options [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																												4 years								4 years
Maximum [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Vesting period																												4 years								4 years
2024 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Option shares authorized (in shares)						2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000	2,500,000
Options, granted (in shares)																												0								0
2019 Plan [Member]
Subsidiary, Sale of Stock [Line Items]
Performance units to eligible participants period																												10 years								10 years
Option awards grants (in shares)																			256,500									256,600						256,500		256,500
2019 Plan [Member] | Restricted Stock Units (RSUs) [Member]
Subsidiary, Sale of Stock [Line Items]
Forfeited/Canceled/Expired (in shares)																												0								520
Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																														327,868
Convertible conversion price | $ / shares																																										1.10
Convertible Notes to Equity [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																																				$ 15,278,168
Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																																				11,784,068
Conversion of stock, value converted | $																																				$ 11,784,068
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																				$ 5.00
Common stock, shares authorized																									9,500,000																				69,500,000
Common stock. number of votes | Vote																												1								1
Common stock, shares issued																			5,273,611									6,921,564						5,273,611		5,273,611
Common stock, shares outstanding																			5,273,611					432,442				6,921,564	432,442					5,273,611		5,273,611	381,484													381,556
Shares repurchased																			21					0				0	0					21		21
Exercise of warrants to purchase common stock																												1,250,777								317,853
Stock issued under ELOC agreement | $
Warrant outstanding (in shares)																				19,983
Stock-based compensation expense | $
Common Stock [Member] | Convertible Notes to Equity [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																												$ 382								$ 382
Conversion of Equity																												3,819,542								3,819,542
Common Stock [Member] | Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																												$ 295								$ 295
Conversion of Equity																																				2,946,015
Founders Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																									500,000																				500,000
Common stock. number of votes | Vote																												4								4
Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																												$ 1,679,793
Stock-based compensation expense | $																												0	$ 0							$ 4,892,110	$ 18,594
Stock-based compensation, accrued but not yet awarded | $																			$ 312,500															$ 312,500		312,500
Additional Paid-in Capital [Member] | Convertible Notes to Equity [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																												15,277,786								15,277,786
Additional Paid-in Capital [Member] | Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $																												$ 11,783,773								$ 11,783,773
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Class of warrant exercise price (in dollars per share) | $ / shares																																												$ 6.00
Warrants term																																												5 years
Warrants converted								24,978
Exercise of warrants to purchase common stock																												0	0
Warrant outstanding (in shares)																				66,549																								66,549
Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, authorized																5,000,000
Preferred stock, shares outstanding																			494,840															494,840		494,840
Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares						5.00	5.00	$ 5.00	$ 5.00	5.00	5.00	5.00
Accounts receivable factoring arrangement | $																					$ 299,667
Related Party [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted								13,333												13,333
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																					$ 6.00
Warrants term																					5 years
Warrant outstanding (in shares)																					83,333
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																	$ 1.838		$ 1.838
Preferred stock, subscriptions per share | $ / shares																			$ 10														10	$ 10	10	$ 10
Preferred stock, par value | $ / shares																			12														$ 12	12	$ 12	$ 12
Dividend percentage																												15.00%								15.00%
Preferred stock, dividends | $ / shares																												$ 1.80								$ 1.80
Preferred stock, conversion rate, percent of calculation									110.00%																			110.00%								110.00%
Convertible conversion price | $ / shares						4.00	4.00	$ 4.00	$ 4.00	4.00	4.00	4.00							$ 5.00									$ 5.00						$ 5.00		$ 5.00
Preferred stock, shares outstanding																																	4,948,478		4,948,478
Temporary Equity, Par or Stated Value Per Share | $ / shares																																	$ 0.0001		$ 0.0001
Subscription price percentage																																	25.00%			25.00%
Exercise price | $ / shares																																	$ 5.00
Percentage of accrued dividends																			110.00%									110.00%						110.00%		110.00%
Preferred stock redemption, term prior to written notice					30 days													30 days	30 days									30 days						30 days		30 days
Preferred stock, redemption price as percent of stated amount																												110.00%								110.00%
Subscription purchase of shares																					11,328							494,840
Subscriptions received | $																			$ 492,366									$ 7,318,436					$ 4,948,478	$ 492,366	$ 4,948,478	$ 492,366
Payments of dividend | $																												$ 715,044
Received subscriptions | $																																			2,025,000
Subscription amount | $																																	$ 1,155,000		$ 1,155,000
Number of barrels | bbl																																			525
Barrels average value | bbl																																			2,200
Aggregate total fixed assets | $																																			$ 259,875
Aggregate total inventory | $																																			895,125
Extinguishment of debt | $																																			$ 719,919
Shares of preferred stock																																	93,789		93,789
Preferred stock, liquidation preference, percent of preference calculation																																				110.00%
Preferred stock, shares outstanding																						4,948,478						494,840
Preferred stock, par value | $																			5,938,080									$ 5,938,080						5,938,080		$ 5,938,080
Preferred stock, liquidation preference | $																			$ 6,943,830									7,318,436						$ 6,943,830		$ 6,943,830
Preferred stock, par value | $ / shares																			$ 0.0001															$ 0.0001		$ 0.0001
Preferred stock, shares available for issuance | $																			$ 0															$ 0		$ 0
Preferred stock, authorized shares																						5,000,000
Preferred stock, shares issued																						4,948,478
Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares	$ 4.00																																					$ 4.00	$ 4.00
Warrants issued (in shares)	116,263																																					129,998	129,998
Preferred stock, par value | $ / shares	$ 12
Subscription purchase of shares	210,700
Subscriptions received | $	$ 3,116,148
Payments of dividend | $	$ 304,462
Conversion of stock, shares converted	284,140																									409,256
Preferred stock, shares outstanding	284,140																																					210,700	210,700
Conversion of stock, value converted | $																										$ 4,092,567
Negotiated aggregate value | $	$ 4,092,560
Series A Preferred Stock [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)																				44,291
Series A Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $
Preferred stock, shares outstanding																			494,840									494,840						494,840		494,840
Stock-based compensation expense | $
Series A Preferred Stock [Member] | Preferred Stock [Member] | Convertible Notes to Equity [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $
Series A Preferred Stock [Member] | Preferred Stock [Member] | Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity | $
Series A Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares						4.00	4.00	$ 4.00	4.00	4.00	4.00	4.00
Convertible promissory notes converted																				29,661
Subscriptions received | $																																	$ 1,831,265		$ 1,831,265
Received subscriptions | $																																			$ 834,000
Number of barrels | bbl																																			50
Barrels average value | bbl																																			2,212
Aggregate total fixed assets | $																																			$ 24,750
Aggregate total inventory | $																																			85,850
Aggregate received amount | $																																			110,600
Extinguishment of debt | $																																			$ 296,619
Shares of preferred stock																																	59,001		59,001
Series A Preferred Stock [Member] | Related Party [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares	$ 4.00
Warrants issued (in shares)	75,702
Conversion of stock, shares converted																										264,043
Preferred stock, shares outstanding	183,122
Conversion of stock, value converted | $																										$ 2,640,437
Preferred stock issued | $	$ 2,640,430
Series A Preferred Stock [Member] | Related Party [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted								16,666
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																																															9,500,000
Common Stock [Member] | Conversion of Whiskey Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion of Equity																												2,946,015								2,946,015
Common Stock [Member] | Related Party [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted													250,000
Warrants converted													250,000
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																												$ 0.01
Warrants issued (in shares)																												119,207
Preferred stock, subscriptions per share | $ / shares					$ 10.00													$ 10.00
Preferred stock, par value | $ / shares					$ 12.00													$ 12.00
Dividend percentage					15.00%
Preferred stock, dividends | $ / shares					$ 1.80
Preferred stock, conversion rate, percent of calculation					110.00%
Preferred stock, shares outstanding																												167,981
Preferred stock, par value | $																												$ 2,015,772
Preferred stock, subscription																												67,162
Preferred stock, period after anniversary of original issue date before company can redeem shares					90 days
Preferred stock, shares available for issuance | $																												$ 1,679,810
Liquidation preference | $																												$ 2,289,003
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares																										$ 0.01
Warrants issued (in shares)	409,256																													119,207
Preferred stock, authorized					750,000													750,000
Preferred stock, subscriptions per share | $ / shares					$ 10.00													$ 10.00
Preferred stock, par value | $ / shares					$ 12													12
Dividend percentage					15.00%
Preferred stock, dividends | $ / shares					$ 1.80													1.80
Preferred stock, conversion rate, percent of calculation					110.00%
Preferred stock, subscription amount | $																														$ 2,551,810	$ 2,551,810
Preferred stock, shares outstanding																										659,437				255,181	255,181
Temporary Equity, Par or Stated Value Per Share | $ / shares					$ 0.0001													$ 0.0001
Percentage of accrued dividends					110.00%													110.00%
Conversion of stock, shares converted																										409,256
Preferred stock, liquidation preference, percent of preference calculation					110.00%																							110.00%
Preferred stock, shares outstanding	264,043																																					742,137	659,437
Preferred stock, par value | $																										$ 7,913,244				$ 3,062,172	$ 3,062,172
Preferred stock, par value | $ / shares					$ 0.0001													$ 0.0001
Preferred stock, subscription					10													10								574,156
Share conversion threshold period					36 months
Preferred stock, period after anniversary of original issue date before company can redeem shares					90 days
Preferred stock, shares available for issuance | $																										$ 5,741,567
Conversion of stock, value converted | $																										4,092,567
Liquidation preference | $																										$ 8,814,351					3,433,497
Negotiated aggregate value | $	$ 3,409,680
Accrued dividends | $	$ 343,392
Preferred stock, redemption, prior written notice					30 days
Preferred stock, redemption, percent of redemption calculation					110.00%
Series B Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																												$ 17
Shares of stock																												167,981
Preferred stock, shares outstanding																												167,981
Series B Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																												53,418
Preferred stock, shares available for issuance | $																												$ 250,000
Series B Preferred Stock [Member] | Related Party [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares	$ 4.00
Warrants issued (in shares)	75,702																									792,018
Preferred stock, subscription amount | $																														$ 250,000	$ 250,000
Conversion of stock, shares converted	264,043																									264,043
Preferred stock, shares outstanding	183,122
Preferred stock, subscription																										10,500
Preferred stock, shares available for issuance | $																										$ 105,000
Conversion of stock, value converted | $																										$ 2,640,437
Preferred stock issued | $	$ 2,640,430
Series B Preferred Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares available for issuance | $																												$ 1,150,000
Series B Preferred Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, subscription																										125,700
Preferred stock, shares available for issuance | $																										$ 1,257,000
Series B Preferred Stock [Member] | Other Investors [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, subscription																										43,000
Preferred stock, shares available for issuance | $																										$ 430,000
Series B Preferred Stock [Member] | One Other Investors [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, subscription																										5,500
Preferred stock, shares available for issuance | $																										$ 55,000
Non ELOC Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																												$ 0.01
Warrants issued (in shares)																												119,207
Preferred stock, subscription amount | $																												$ 250,000
Non ELOC Series B Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																												53,418
Preferred stock, subscription amount | $																												$ 125,000
Prepaid Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Prepaid warrants exercised																										327,868
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
2022 and 2023 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																							$ 6.00
Aggregate principal amount | $						$ 15,278,168	$ 15,278,168	$ 15,278,168	$ 15,278,168	$ 15,278,168	$ 15,278,168	$ 15,278,168
Warrant outstanding (in shares)																							908,334
2022 and 2023 Convertible Notes [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted																												3,312,148								3,312,148
2022 and 2023 Convertible Notes [Member] | Common Stock [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted																									1,717,559
Convertible Whiskey Special Ops 2023 Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted								2,399,090
May 2024 and July 2024 Factoring Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted								66,549
Accounts receivable factoring arrangement | $							399,667
May 2024 and July 2024 Factoring Agreements [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted								44,291
May 2024 and July 2024 Factoring Agreements [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted								29,661
Accounts receivable factoring arrangement | $							266,667
July 2024 Accounts Receivable Factoring Arrangement [Member]
Subsidiary, Sale of Stock [Line Items]
Accounts receivable factoring arrangement | $							250,000
July 2024 Accounts Receivable Factoring Arrangement [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted								27,700
Whiskey Special Ops Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount | $						$ 11,784,068	$ 11,784,068	$ 11,784,068	$ 11,784,068	$ 11,784,068	$ 11,784,068	$ 11,784,068
Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized															2,399,090								2,399,090
Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																																2,399,090								2,399,090
Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Common Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																							1,203,783
Whiskey Special Ops 2023 Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00											$ 5.00
Warrant outstanding (in shares)						1,657,718	1,657,718	1,657,718	1,657,718	1,657,718	1,657,718	1,657,718											755,919
Trading days | d																																				20
Exercise price of the warrant percentage									125.00%																											125.00%
Consecutive trading days | d												5
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount | $																								$ 10,000,000					$ 10,000,000																				$ 5,000,000
Whiskey Special Ops 2023 Notes [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)						558,250	558,250	558,250	558,250	558,250	558,250	558,250
Whiskey Special Ops 2023 Notes [Member] | Related Party [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																																					106,667
Whiskey Special Ops 2023 Notes [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)						197,013	197,013	197,013	197,013	197,013	197,013	197,013
Whiskey Special Ops 2023 Notes [Member] | Common Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized																																														1,203,783
Common Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares																			$ 5.00									$ 5.00						$ 5.00		$ 5.00
Common warrants								382,205																				382,205								382,205
Class of warrant exercise price (in dollars per share) | $ / shares						$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Class of warrant, price per warrant | $ / shares						$ 3.99	$ 3.99	$ 3.99	$ 3.99	$ 3.99	$ 3.99	$ 3.99
Warrants term						5 years	5 years	5 years	5 years	5 years	5 years	5 years
Percentage of beneficially own						4.99%	4.99%	4.99%	4.99%	4.99%	4.99%	4.99%
Percentage of election of the holder						9.99%	9.99%	9.99%	9.99%	9.99%	9.99%	9.99%
Common stock, shares exchanged for warrants
Warrant outstanding (in shares)																			382,205									382,205						382,205		382,205
Threshold consecutive trading days | Integer																												5
Percentage of consecutive trading day exercise days																												125.00%								125.00%
Common Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common warrants		884,159
Common Warrants [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted
Common Warrants Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Private placement of common warrants | $							$ 1,397,998
Prepaid Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Common warrants
Class of warrant exercise price (in dollars per share) | $ / shares																												$ 0.001
Common stock, shares exchanged for warrants																												1,250,777								2,816,291
Warrant outstanding (in shares)																			3,871,992									2,619,433						3,871,992		3,871,992	507,394
Prepaid warrants exercised																												1,252,559
Prepaid Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																														$ 0.001	$ 0.001
Warrants issued (in shares)																										327,868
Common stock, shares exchanged for warrants																														1,250,777
Warrant outstanding (in shares)																											1,874,341			1,919,433
Prepaid warrants exercised																											327,868			1,252,559
Prepaid Warrants [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares exchanged for warrants																												1,115,909
Warrant outstanding (in shares)																												1,203,783
Prepaid warrants exercised																												1,117,559
Prepaid Warrants [Member] | Related Party [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Common stock, shares exchanged for warrants																														1,115,909
Warrant outstanding (in shares)																											862,125			1,203,783
Prepaid warrants exercised																											341,658			1,117,559
Liquidation preference | $																														$ 3,433,497
Prepaid Warrants [Member] | Series A Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Prepaid warrants exercised																										700,000
prepaid warrant | $ / shares																										$ 0.56
Prepaid Warrants [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Prepaid warrants exercised																											1,072,960
Prepaid Warrants [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares																										$ 0.001
Warrants issued (in shares)																										327,868
Common stock, shares exchanged for warrants																											39,200			39,200
Preferred stock, subscription amount | $																										$ 100,000
Prepaid warrants exercised																										700,000	700,000			700,000	700,000
Proceeds from exchange of warrants | $																										$ 392,000				$ 392,000	$ 392,000
Shares issued from exchange of warrants																										39,200
prepaid warrant | $ / shares																										$ 0.56				$ 0.56	$ 0.56
Temporary equity, shares, subscriptions																										10,000
Prepaid Warrants [Member] | 2022 and 2023 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted								507,394
Prepaid Warrants [Member] | 2022 and 2023 Convertible Notes [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																																1,420,406
Prepaid Warrants [Member] | Convertible Whiskey Special Ops 2023 Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted								546,927
Prepaid Warrants [Member] | Whiskey Special Ops Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted								546,927
Prepaid Warrants [Member] | 2022 and 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																												507,394								507,394
Prepaid Warrants [Member] | Exchange of Convertible Whiskey Special Ops 2024 Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted															546,927								546,927
Prepaid Warrants [Member] | Conversion of Whiskey Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																												546,927								546,927
Prepaid Warrants [Member] | Conversion of Whiskey Notes [Member] | Convertible Debt [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																																1,422,265
Prepaid Warrants [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants converted																							546,927													546,927
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																												186,369
Stock issued under ELOC agreement | $
Warrant [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)																											718,493
Warrant [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $
Warrant [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																																				(9)
Warrant [Member] | Related Party [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)																											290,625
Warrant [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																																				$ 9
Shares of stock																																				93,789
Warrant [Member] | Common Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																					$ 5.00
Warrants issued (in shares)																					5,000
Warrant [Member] | May 2024 and July 2024 Factoring Agreements [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Related warrants share						24,978	24,978	24,978	24,978	24,978	24,978	24,978
Warrant [Member] | May 2024 and July 2024 Factoring Agreements [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Related warrants share						16,667	16,667	16,667	16,667	16,667	16,667	16,667
Warrant [Member] | July 2024 Accounts Receivable Factoring Arrangement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrants converted								15,625
Commitment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																									$ 67
Commitment Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																									67
Commitment Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																									67
Commitment Warrant [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																									$ 67
2024 Series Point Convertible Whiskey Special Ops 2024 Notes Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)						197,013	197,013	197,013	197,013	197,013	197,013	197,013																									0
Warrants to purchase common stock																												119,207
2024 Series Point Convertible Whiskey Special Ops 2024 Notes Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Prepaid warrants exercised																											327,868
6.00 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																	$ 6.00		$ 6.00
6.00 Warrant [Member] | Measurement Input IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants measurement input																																	5.00		5.00
6.00 Warrant [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																	$ 6.00		$ 6.00
Warrants issued (in shares)																																	93,789		93,789
Warrants outstanding | $																																	$ 937,959		$ 937,959
Warrant outstanding (in shares)																																	510,315		510,315
6.00 Warrant [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																	$ 6.00		$ 6.00
Warrants outstanding | $																																	$ 590,045		$ 590,045
Warrant outstanding (in shares)																																	321,026		321,026
Warrants Exercised For Five [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																	$ 5.00		$ 5.00
Warrants issued (in shares)																			60,563															60,563		60,563
Warrants Exercised For Five [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00																					$ 5.00		$ 5.00
Warrants issued (in shares)																																	60,563		60,563
Warrants Reclassifed on IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00
Warrant outstanding (in shares)						246,267	246,267	246,267	246,267	246,267	246,267	246,267
Warrants Reclassifed on IPO [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)						75,705	75,705	75,705	75,705	75,705	75,705	75,705
Warrants Reclassifed on IPO [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrant outstanding (in shares)						75,705	75,705	75,705	75,705	75,705	75,705	75,705
$8 Contingent Legacy Shareholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 8	$ 8	$ 8	$ 8	$ 8	$ 8	$ 8							$ 8									$ 8						$ 8		$ 8
Warrants issued (in shares)						762,488	762,488	762,488	762,488	762,488	762,488	762,488							725,608									625,446						725,608		725,608
Share conversion threshold period						24 months
Trading days										10	10
Exercise price of the warrant percentage									200.00%
$8 Contingent Legacy Shareholder Warrants [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)						128,358	128,358	128,358	128,358	128,358	128,358	128,358							115,456									0						115,456		115,456
Warrants issued (in shares)																												1 year 6 months 29 days								1 year 10 months 20 days
$12 Contingent Legacy Shareholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 12	$ 12	$ 12	$ 12	$ 12	$ 12	$ 12							$ 12									$ 12						$ 12		$ 12
Warrants issued (in shares)						1,524,976	1,524,976	1,524,976	1,524,976	1,524,976	1,524,976	1,524,976							1,451,216									1,250,892						1,451,216		1,451,216
Share conversion threshold period						42 months
Trading days											10	10
Exercise price of the warrant percentage									300.00%
$12 Contingent Legacy Shareholder Warrants [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)						256,716	256,716	256,716	256,716	256,716	256,716	256,716							230,912									0						230,912		230,912
Warrants issued (in shares)																												3 years 29 days								3 years 4 months 20 days
$20 Contingent Legacy Shareholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 20	$ 20	$ 20	$ 20	$ 20	$ 20	$ 20							$ 20									$ 20						$ 20		$ 20
Warrants issued (in shares)						1,906,220	1,906,220	1,906,220	1,906,220	1,906,220	1,906,220	1,906,220							1,814,020									1,563,615						1,814,020		1,814,020
Share conversion threshold period						60 months
Trading days | Integer											10
Exercise price of the warrant percentage									500.00%
$20 Contingent Legacy Shareholder Warrants [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)						320,895	320,895	320,895	320,895	320,895	320,895	320,895							288,640									0						288,640		288,640
Warrants issued (in shares)																												4 years 7 months 2 days								4 years 10 months 24 days
Contingent Legacy Shareholder Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding | $														$ 8,828
Trading days | d												10
Whiskey Note [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																										884,159
Equity Classified Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																			413,971															413,971		413,971
6.00 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																			$ 6.00														$ 6.00	$ 6.00	$ 6.00	$ 6.00
Warrants issued (in shares)																			83,333															83,333		83,333
6.00 Warrant [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																					$ 6.00												$ 6.00		$ 6.00
Warrants converted																					29,705
Warrant outstanding (in shares)																																	321,026		321,026
6.00 Warrant [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																	$ 6.00		$ 6.00
Warrants issued (in shares)																																	937,959		937,959
Convertible conversion price | $ / shares																																	$ 6.00		$ 6.00
6.00 Warrant [Member] | Series A Preferred Stock [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																																	590,045		590,045
Warrants Exercised For 5 [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 5.00	$ 5.00	$ 5.00	$ 5.00	$ 5.00	$ 5.00	$ 5.00
Warrants issued (in shares)																			197,013															197,013		197,013
Warrants Exercised For 5 [Member] | Related Party [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00																					$ 5.00		$ 5.00
Warrants issued (in shares)						60,563	60,563	60,563	60,563	60,563	60,563	60,563							60,563															60,563		60,563
Variable Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants issued (in shares)																																					35,720
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold								1,687,500
Stock price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00												$ 4.00					$ 4.00				5.00		5.00
Proceeds from issuance initial public offering | $							$ 5,960,000
Underwriting discounts and commission | $							$ 790,000
Class of warrant exercise price (in dollars per share) | $ / shares						4.00	$ 4.00	4.00	4.00	4.00	4.00	4.00
Stock issued under ELOC agreement | $																																				$ 3,592,079
IPO [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares		$ 4.00
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																																				$ 169
Shares of stock																																				1,687,500
IPO [Member] | Additional Paid-in Capital [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																																				$ 3,591,910
IPO [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						5.00	5.00	$ 5.00	5.00	5.00	5.00	5.00
Warrants converted								19,983
IPO [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares																																	4.00		4.00
IPO [Member] | Series A Preferred Stock [Member] | Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $
IPO [Member] | 2022 and 2023 Convertible Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares						4.00	4.00	$ 4.00	$ 4.00	4.00	4.00	4.00
Convertible promissory notes converted								3,312,148
IPO [Member] | Whiskey Special Ops Notes [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible promissory notes converted								2,399,090
IPO [Member] | Whiskey Special Ops 2023 Notes [Member] | Related Party [Member] | Convertible Debt [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares																																					$ 5.00
IPO [Member] | Common Warrants [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares																																	5.00		5.00
IPO [Member] | 6.00 Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																	$ 6.00		$ 6.00
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Underwriter fee as percentage of offering proceeds									5.00%
Over-Allotment Option [Member] | Underwriter Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares						$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00	$ 4.00																															$ 4.00
Warrants issued (in shares)						84,377	84,377	84,377	84,377	84,377	84,377	84,377							84,377															84,377		84,377							84,377
Over-Allotment Option [Member] | Underwriter Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares			$ 4.00
Warrants issued (in shares)			97,034
Underwriter fee as percentage of offering proceeds			15.00%
ELOC Purchase Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Purchase agreement commencing period					36 months
Proceeds from ELOC purchase agreement | $																	$ 1,000,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock price (in dollars per share) | $ / shares				$ 1.11													$ 1.11
Purchase agreement commencing period					36 months
Proceeds from ELOC purchase agreement | $																	$ 1,000,000
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible conversion price | $ / shares																														0.4736
ELOC Purchase Agreement [Member] | Subsequent Event [Member] | Maximum [Member]
Subsidiary, Sale of Stock [Line Items]
Convertible conversion price | $ / shares																														$ 1.17
ELOC Purchase Agreement [Member] | Related Party [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of stock																														115,000
Subscription purchase of shares				100,000													100,000
Proceeds from ELOC purchase agreement | $																														$ 1,150,000	$ 1,150,000
ELOC Purchase Agreement [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Ownership interest, percentage					4.99%													4.99%
ELOC Purchase Agreement [Member] | Investor [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																											$ 645,074
Ownership interest, percentage					4.99%													4.99%
ELOC Purchase Agreement [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $					$ 15,000,000
Shares of stock					5,000,000
ELOC Purchase Agreement [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $					$ 15,000,000																						1,187,453
Shares of stock					5,000,000
ELOC Purchase Agreement [Member] | Common Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																												$ 232,427
ELOC Purchase Agreement [Member] | Common Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $																											$ 412,647			$ 232,427
ELOC Purchase Agreement [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, subscription																										491,456
Preferred stock, shares available for issuance | $																										$ 4,914,567
Proceeds from ELOC purchase agreement | $				$ 1,000,000
ELOC Purchase Agreement [Member] | Series B Preferred Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $					$ 1,000,000
ELOC Purchase Agreement [Member] | Series B Preferred Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $					1,000,000
ELOC Purchase Agreement [Member] | Commitment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																												$ 0.001
Warrants issued (in shares)																												67,162
Warrants outstanding | $					$ 75,000													$ 75,000
Ownership interest, percentage					4.99%													4.99%
Sale of shares, single day sale limitation					7.00%
ELOC Purchase Agreement [Member] | Commitment Warrants [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding | $					$ 75,000													$ 75,000
Ownership interest, percentage					4.99%													4.99%
Sale of shares, single day sale limitation					7.00%
ELOC Purchase Agreement [Member] | Commitment Warrants [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares					$ 0.001													$ 0.001
Warrants issued (in shares)																																									67,162
ELOC Purchase Agreement [Member] | Commitment Warrants [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																										$ 0.001
Warrants issued (in shares)																																										67,162
ELOC Purchase Agreement [Member] | Commitment Warrant [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																										$ 0.001
Warrants issued (in shares)					67,162													67,162																								67,162
ELOC Purchase Agreement [Member] | Commitment Warrant [Member] | Common Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrant exercise price (in dollars per share) | $ / shares																																										$ 0.001
Warrants issued (in shares)																																										67,162
ELOC Purchase Agreement Within 24 Hours Of Registration Statement Filing [Member] | Series B Preferred Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $					$ 500,000
Sale of stock, period after registration filing for initial purchase					24 hours
ELOC Purchase Agreement Within 24 Hours Of Registration Statement Filing [Member] | Series B Preferred Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $					$ 500,000
Sale of stock, period after registration filing for initial purchase					24 hours
ELOC Purchase Agreement Within 3 Trading Days of Registration Statement Declared Effective [Member] | Series B Preferred Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $					$ 500,000
Sale of stock, trading days after registration declared effective for second purchase | d					3
ELOC Purchase Agreement Within 3 Trading Days of Registration Statement Declared Effective [Member] | Series B Preferred Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Stock issued under ELOC agreement | $					$ 500,000
Sale of stock, trading days after registration declared effective for second purchase | d					3
ELOC Purchase Agreement and Registration Rights Agreement [Member] | Common Stock [Member] | Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of stock																												330,014
ELOC Purchase Agreement and Registration Rights Agreement [Member] | Common Stock [Member] | Investor [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of stock																											857,439			330,014
ELOC Purchase Agreement and Registration Rights Agreement [Member] | Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of stock					100,000
ELOC Purchase Agreement and Registration Rights Agreement [Member] | Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsidiary, Sale of Stock [Line Items]
Shares of stock					100,000